CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Revenue	$ 107,887		$ 42,249		$ 61,289		$ 20,618
Cost of revenue	61,749	[1],[2]	22,637	[1],[2]	32,815	[3],[4]	10,696	[3],[4]
Gross profit	46,138		19,612		28,474		9,922
Operating expenses
Selling, general, and administrative	29,470	[5]	13,484	[5]	22,197	[6]	8,474	[6]
Depreciation and amortization	9,327		2,797		4,825		1,605
Total operating expenses	38,797		16,281		27,022		10,079
Operating income (loss)	7,341		3,331		1,452		(157)
Interest expense and other expense (income)
Interest expense	8,800		2,335		3,665		1,616
Other expense	9,007		2,524		6,335		3,187
Other income	(3,215)		(423)		(585)		(189)
Other income (expense), net	14,592		4,436		9,415		4,614
Net loss before income taxes	(7,251)		(1,105)
Provision for income taxes	807		0
Net income (loss)	(8,058)		(1,105)		(7,963)		(4,771)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	96		6		(68)		0
Comprehensive loss	$ (7,962)		$ (1,099)		$ (8,031)		$ (4,771)
Net loss per unit attributable to Class A and Class B common unitholders:
Basic	$ (2.63)	[7]	$ (1.09)	[7]	$ (2.68)	[8]	$ (3.14)	[8]
Diluted	$ (2.63)	[7]	$ (1.09)	[7]	$ (2.68)	[8]	$ (3.14)	[8]
Weighted average units outstanding:
Basic	7,723,592		4,858,808		5,227,816		2,352,664
Diluted	7,723,592		4,858,808		5,227,816		2,352,664

[1]	Inclusive of $2,679 and $2,196 of depreciation and amortization for the nine months ended September 30, 2021 and September 30, 2020, respectively.
[2]	Inclusive of $6,200 and $4,434 of cost of revenue related to inventory purchases from a related party in the nine months ended September 30, 2021 and September 30, 2020, respectively. See Note 3 and Note 11.
[3]	Inclusive of $2,567 and $1,054 of depreciation and amortization in 2020 and 2019, respectively
[4]	Inclusive of $6,318 and $1,255 of cost of revenue related to inventory purchases from a related party in 2020 and 2019, respectively. See Note 3 and Note 15.
[5]	Inclusive of $1,431 and $355 of management fees incurred to a related party for the nine months ended September 30, 2021 and September 30, 2020, respectively. See Note 11.
[6]	Inclusive of $742 and $308 of management fees incurred to a related party in 2020 and 2019, respectively. See Note 15.
[7]	Basic and diluted net loss per unit amounts are the same for both Class A and Class B common units, see Note 10.
[8]	Basic and diluted net loss per unit amounts are the same for each class of common units, see Note 14.